UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Laurie D. Neat

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio
January 31, 2017
unaudited
Common stocks 59.54% Energy 7.68%	Shares	Value (000)
Royal Dutch Shell PLC, Class A	4,105,401	$110,910
Royal Dutch Shell PLC, Class B	981,920	27,626
BP PLC	20,708,731	123,185
Canadian Natural Resources, Ltd.	3,446,300	104,190
Enbridge Inc. (CAD denominated)	1,843,954	78,505
Exxon Mobil Corp.	630,500	52,893
ConocoPhillips	975,000	47,541
Suncor Energy Inc.	1,461,755	45,338
Eni SpA	2,800,000	42,951
TOTAL SA	767,749	38,671
Denbury Resources Inc.[1]	10,587,000	35,466
Golar LNG Ltd.	1,103,000	28,524
EOG Resources, Inc.	266,000	27,020
Schlumberger Ltd.	292,600	24,494
Chevron Corp.	200,000	22,270
TransCanada Corp.	461,184	21,758
Chesapeake Energy Corp.[1]	2,750,000	17,738
		849,080
Consumer staples 7.51%
Philip Morris International Inc.	2,436,400	234,211
Imperial Brands PLC	4,058,000	187,531
Altria Group, Inc.	1,852,200	131,840
Nestlé SA	1,211,500	88,516
Thai Beverage PCL	136,921,907	84,037
Coca-Cola Co.	1,255,800	52,204
Reynolds American Inc.	864,100	51,958
		830,297
Financials 7.28%
UBS Group AG	7,541,750	121,714
HDFC Bank Ltd.[2]	3,300,365	70,650
Zurich Insurance Group AG	238,000	68,185
Prudential PLC	3,227,700	62,206
Société Générale	1,115,000	54,471
American International Group, Inc.	820,700	52,738
Royal Bank of Canada	670,000	48,173
Barclays PLC	17,436,861	48,138
HSBC Holdings PLC (HKD denominated)	5,315,924	45,733
JPMorgan Chase & Co.	513,760	43,479
Goldman Sachs Group, Inc.	151,000	34,627
AIA Group Ltd.	4,475,800	27,862
Citigroup Inc.	425,000	23,728
Lloyds Banking Group PLC	27,121,000	22,153
Prudential Financial, Inc.	178,000	18,710
Siam Commercial Bank Public Co. Ltd., foreign registered	4,277,100	18,343
Progressive Corp.	470,000	17,597
American Funds Global Balanced Fund — Page 1 of 17

unaudited
Common stocks Financials (continued)	Shares	Value (000)
CME Group Inc., Class A	137,000	$16,588
BNP Paribas SA	156,112	9,973
		805,068
Information technology 5.94%
Alphabet Inc., Class A1	87,775	71,992
Alphabet Inc., Class C1	75,506	60,163
Intel Corp.	2,002,000	73,714
Alibaba Group Holding Ltd. (ADR)[1]	584,100	59,175
Broadcom Ltd.	269,600	53,785
Tencent Holdings Ltd.	1,865,800	49,152
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	6,570,000	39,075
Accenture PLC, Class A	295,000	33,592
Keyence Corp.	84,000	32,637
Kakaku.com, Inc.	1,796,000	32,513
Oracle Corp.	788,800	31,639
Samsung Electronics Co., Ltd.	17,810	30,238
Western Union Co.	1,530,000	29,957
Flex Ltd.[1]	1,347,100	21,109
Motorola Solutions, Inc.	241,000	19,451
Nintendo Co., Ltd.	94,700	19,391
		657,583
Health care 5.76%
Novartis AG	2,014,450	147,488
Amgen Inc.	778,824	122,026
AbbVie Inc.	1,570,300	95,961
ConvaTec Group PLC[1]	17,295,000	53,501
Stryker Corp.	412,200	50,919
Thermo Fisher Scientific Inc.	324,800	49,496
UnitedHealth Group Inc.	260,000	42,146
GlaxoSmithKline PLC	1,181,100	22,703
Gilead Sciences, Inc.	295,300	21,395
Medtronic PLC	246,000	18,701
Grifols, SA, Class B, preferred nonvoting, non-registered shares	739,228	12,632
		636,968
Telecommunication services 4.93%
Verizon Communications Inc.	3,719,055	182,271
Nippon Telegraph and Telephone Corp.	2,672,100	117,832
Singapore Telecommunications Ltd.	15,344,500	42,135
SoftBank Group Corp.	490,000	37,760
MTN Group Ltd.	3,980,000	37,059
TELUS Corp.	811,570	27,123
BCE Inc.	575,000	25,921
Bharti Infratel Ltd.	4,700,000	20,353
Intouch Holdings PCL	12,790,000	19,434
Telia Co. AB	4,669,500	18,935
KDDI Corp.	605,900	16,259
		545,082
Utilities 4.63%
SSE PLC	6,920,724	129,637
Iberdrola, SA, non-registered shares	10,734,000	67,601
Iberdrola, SA, non-registered shares[1,2]	212,315	1,337
American Funds Global Balanced Fund — Page 2 of 17

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Exelon Corp.	1,775,000	$63,687
Dominion Resources, Inc.	707,200	53,945
National Grid PLC	4,577,764	53,425
Cheung Kong Infrastructure Holdings Ltd.	4,119,000	33,206
CMS Energy Corp.	618,000	26,327
Red Eléctrica de Corporación, SA	1,463,800	26,120
ENGIE SA, bonus shares[2]	1,752,005	20,927
Engie SA	277,005	3,309
Duke Energy Corp.	222,500	17,475
Glow Energy PCL	6,672,000	14,780
		511,776
Industrials 4.10%
Boeing Co.	470,000	76,807
Union Pacific Corp.	612,000	65,227
Abertis Infraestructuras	4,026,453	57,570
Capita PLC	7,398,883	46,586
Leonardo SPA[1]	3,329,709	42,845
General Dynamics Corp.	232,100	42,029
General Electric Co.	1,203,000	35,729
Alliance Global Group, Inc.	72,000,000	18,143
Industries Qatar QSC	503,000	15,817
CK Hutchison Holdings Ltd.	1,121,760	13,511
Nielsen Holdings PLC	321,798	13,165
United Technologies Corp.	104,300	11,439
ASSA ABLOY AB, Class B	435,000	8,235
Bunzl PLC	197,300	5,185
Babcock International Group PLC	122,700	1,378
		453,666
Consumer discretionary 3.67%
Netflix, Inc.[1]	771,150	108,509
Amazon.com, Inc.[1]	63,900	52,620
Wyndham Worldwide Corp.	644,000	50,915
Christian Dior SE	186,000	39,906
MGM Resorts International[1]	891,300	25,670
Galaxy Entertainment Group Ltd.	5,244,000	25,109
Kering SA	104,600	24,864
Paddy Power Betfair PLC	218,000	22,780
Mahindra & Mahindra Ltd.	1,088,000	19,887
Viacom Inc., Class B	316,000	13,316
William Hill PLC	2,732,960	8,901
Daily Mail and General Trust PLC, Class A, nonvoting	860,000	7,497
Greene King PLC	760,000	6,511
		406,485
Materials 2.28%
Fortescue Metals Group Ltd.	13,444,783	67,909
Croda International PLC	687,448	28,954
Vale SA, Class A, preferred nominative (ADR)	2,925,000	28,343
HeidelbergCement AG	265,515	25,549
Amcor Ltd.	2,013,350	21,835
Rio Tinto PLC	494,000	21,695
Celanese Corp., Series A	252,818	21,338
American Funds Global Balanced Fund — Page 3 of 17

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Agrium Inc.	179,700	$18,493
International Flavors & Fragrances Inc.	157,000	18,402
		252,518
Real estate 1.29%
Crown Castle International Corp. REIT	697,677	61,277
Lamar Advertising Co. REIT, Class A	396,500	29,943
American Campus Communities, Inc. REIT	426,300	20,727
Link REIT	1,662,600	11,389
RioCan REIT	545,300	10,900
Ventas, Inc. REIT	142,500	8,788
		143,024
Miscellaneous 4.47%
Other common stocks in initial period of acquisition		494,176
Total common stocks (cost: $5,951,232,000)		6,585,723
Preferred securities 0.11% Miscellaneous 0.11%
Other preferred securities in initial period of acquisition		12,392
Total preferred securities (cost: $6,859,000)		12,392
Convertible stocks 0.23% Energy 0.19%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	427,000	21,064
Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		4,395
Total convertible stocks (cost: $19,671,000)		25,459
Bonds, notes & other debt instruments 33.13% Bonds & notes of governments & government agencies outside the U.S. 14.53%	Principal amount (000)
Australia (Commonwealth of), Series 124, 5.75% 2021	A$76,800	67,037
Australia (Commonwealth of), Series 136, 4.75% 2027	4,300	3,850
Australia (Commonwealth of), Series 138, 3.25% 2029	7,250	5,689
Belgium (Kingdom of), Series 77, 1.00% 2026	€29,700	32,587
Bermuda 4.854% 2024[3]	$7,075	7,423
Canada 2.25% 2025	C$44,100	35,450
Colombia (Republic of) 4.50% 2026	$14,740	15,466
Colombia (Republic of), Series B, 5.00% 2018	COP24,327,600	8,182
Colombia (Republic of), Series B, 7.00% 2022	20,600,000	7,225
Colombia (Republic of), Series B, 7.50% 2026	66,280,000	23,771
Colombia (Republic of), Series B, 6.00% 2028	11,454,000	3,642
European Investment Bank 2.25% 2022	$19,076	19,146
French Republic O.A.T. 1.75% 2024	€7,850	9,207
French Republic O.A.T. 2.25% 2024	5,550	6,741
French Republic O.A.T. 3.25% 2045	10,900	14,919
Germany (Federal Republic of) 1.75% 2020[4]	6,828	8,192
American Funds Global Balanced Fund — Page 4 of 17

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 2.00% 2022	€17,000	$20,493
Germany (Federal Republic of) 0.10% 2023[4]	1,978	2,332
Germany (Federal Republic of) 0.50% 2026	23,400	25,774
Germany (Federal Republic of) 2.50% 2046	9,300	13,404
Hungary, Series A, 6.50% 2019	HUF3,739,000	14,808
Hungary, Series A, 7.50% 2020	9,956,000	42,291
India (Republic of) 7.28% 2019	INR575,100	8,661
India (Republic of) 7.80% 2021	1,101,800	17,029
India (Republic of) 8.83% 2023	407,200	6,667
Indonesia (Republic of) 4.875% 2021	$9,100	9,708
Indonesia (Republic of) 4.875% 2021[3]	1,500	1,600
Indonesia (Republic of) 3.75% 2022	4,895	4,974
Indonesia (Republic of) 3.375% 2023	640	631
Indonesia (Republic of) 4.75% 2026	4,800	5,037
Ireland (Republic of) 3.90% 2023	€15,930	20,827
Ireland (Republic of) 3.40% 2024	10,500	13,449
Ireland (Republic of) 5.40% 2025	6,410	9,321
Ireland (Republic of) 1.00% 2026	28,930	30,794
Ireland (Republic of) 2.00% 2045	5,700	5,884
Israel (State of) 5.50% 2042	ILS61,800	22,292
Italy (Republic of) 1.45% 2022	€22,525	24,617
Italy (Republic of) 5.50% 2022	3,100	4,119
Italy (Republic of) 0.95% 2023	15,450	16,272
Italy (Republic of) 4.75% 2023	2,600	3,379
Italy (Republic of) 4.50% 2024	5,100	6,529
Japan, Series 128, 0.10% 2021	¥2,495,000	22,302
Japan, Series 315, 1.20% 2021	3,465,000	32,448
Japan, Series 326, 0.70% 2022	3,175,000	29,384
Japan, Series 325, 0.80% 2022	1,180,000	10,964
Japan, Series 17, 0.10% 2023[4]	242,050	2,239
Japan, Series 329, 0.80% 2023	2,460,000	22,978
Japan, Series 19, 0.10% 2024[4]	1,454,160	13,562
Japan, Series 18, 0.10% 2024[4]	696,320	6,451
Japan, Series 337, 0.30% 2024	4,840,000	43,774
Japan, Series 336, 0.50% 2024	3,185,000	29,250
Japan, Series 20, 0.10% 2025[4]	653,690	6,111
Japan, Series 344, 0.10% 2026	1,600,000	14,201
Japan, Series 116, 2.20% 2030	829,000	9,192
Japan, Series 145, 1.70% 2033	4,360,000	46,259
Japan, Series 150, 1.40% 2034	660,000	6,710
Japan, Series 21, 2.30% 2035	1,360,000	15,690
Japan, Series 36, 2.00% 2042	200,000	2,277
Japan, Series 42, 1.70% 2044	1,115,000	12,105
Japan, Series 47, 1.60% 2045	535,000	5,708
KfW 2.125% 2022	$9,743	9,747
Lithuania (Republic of) 7.375% 2020	2,900	3,308
Lithuania (Republic of) 6.625% 2022[3]	1,000	1,164
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR10,001	2,271
Malaysia (Federation of), Series 0203, 4.24% 2018	1,219	278
Malaysia (Federation of), Series 0515, 3.759% 2019	35,950	8,191
Malaysia (Federation of), Series 0315, 3.659% 2020	2,221	503
Malaysia (Federation of), Series 0314, 4.048% 2021	13,400	3,075
Malaysia (Federation of), Series 0215, 3.795% 2022	16,000	3,596
Malaysia (Federation of), Series 0116, 3.80% 2023	65,250	14,613
Malaysia (Federation of), Series 0115, 3.955% 2025	84,300	18,761
American Funds Global Balanced Fund — Page 5 of 17

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR43,000	$9,513
Malaysia (Federation of), Series 0310, 4.498% 2030	49,650	11,189
Morocco (Kingdom of) 4.25% 2022	$5,700	5,860
Morocco (Kingdom of) 4.25% 2022[3]	500	514
Morocco (Kingdom of) 5.50% 2042	3,500	3,701
Netherlands (Kingdom of the) 1.00% 2017	1,900	1,900
Norway (Kingdom of) 4.25% 2017	NKr4,850	594
Norway (Kingdom of) 3.75% 2021	260,300	35,119
Norway (Kingdom of) 3.00% 2024	67,500	9,029
Peru (Republic of) 2.75% 2026	€4,000	4,675
Peru (Republic of) 4.125% 2027	$3,600	3,830
Peru (Republic of) 5.625% 2050	375	434
Philippines (Republic of the) 4.95% 2021	PHP155,000	3,178
Philippines (Republic of the) 3.90% 2022	275,000	5,354
Poland (Republic of) 2.75% 2023[4]	PLN19,821	5,454
Poland (Republic of), Series 1017, 5.25% 2017	60,875	15,608
Poland (Republic of), Series 1020, 5.25% 2020	110,900	30,193
Poland (Republic of), Series 1021, 5.75% 2021	107,900	30,222
Poland (Republic of), Series 0922, 5.75% 2022	54,490	15,335
Poland (Republic of), Series 1023, 4.00% 2023	69,000	17,772
Poland (Republic of), Series 0725, 3.25% 2025	70,500	17,064
Poland (Republic of), Series 0726, 2.50% 2026	60,960	13,722
Qatar (State of) 5.25% 2020	$1,300	1,410
Qatar (State of) 4.50% 2022[3]	1,000	1,078
Quebec (Province of) 2.375% 2022	4,142	4,129
Russian Federation 6.20% 2018	RUB193,400	3,146
Saudi Arabia (Kingdom of) 2.375% 2021[3]	$1,650	1,609
Saudi Arabia (Kingdom of) 3.25% 2026[3]	6,845	6,542
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR180,405	12,961
South Africa (Republic of), Series R-214, 6.50% 2041	138,250	7,353
Spain (Kingdom of) 2.75% 2024	€11,875	14,236
Spain (Kingdom of) 3.80% 2024	11,750	15,021
Spain (Kingdom of) 1.30% 2026	26,790	28,154
Spain (Kingdom of) 1.95% 2026	4,250	4,749
Sweden (Kingdom of) 1.125% 2019[3]	$6,800	6,719
Sweden (Kingdom of), Series 1057, 1.50% 2023	SKr159,000	19,618
Thailand (Kingdom of) 1.875% 2022	THB452,300	12,595
Thailand (Kingdom of) 3.85% 2025	123,400	3,818
Thailand (Kingdom of) 2.125% 2026	203,000	5,460
United Kingdom 1.00% 2017	£20,500	25,935
United Kingdom 4.75% 2020	25	36
United Kingdom 3.75% 2021	2,850	4,095
United Kingdom 1.75% 2022	25,800	34,113
United Kingdom 2.25% 2023	2,250	3,063
United Kingdom 5.00% 2025	1,550	2,525
United Kingdom 1.50% 2026	1,000	1,268
United Kingdom 3.25% 2044	4,100	6,446
United Mexican States 4.00% 2019[4]	MXN106,905	5,337
United Mexican States 4.125% 2026	$23,790	23,897
United Mexican States 4.00% 2040[4]	MXN34,322	1,686
United Mexican States 4.75% 2044	$6,600	6,065
United Mexican States, Series M10, 7.75% 2017	MXN32,000	1,551
United Mexican States, Series M, 8.00% 2020	146,000	7,219
United Mexican States, Series M, 6.50% 2021	749,500	35,178
United Mexican States, Series M20, 10.00% 2024	724,700	40,255
American Funds Global Balanced Fund — Page 6 of 17

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 5.75% 2026	MXN423,000	$18,081
United Mexican States, Series M30, 10.00% 2036	96,000	5,520
		1,607,659
U.S. Treasury bonds & notes 9.43% U.S. Treasury 6.38%
U.S. Treasury 0.875% 2017	$25,700	25,730
U.S. Treasury 1.00% 2017[5]	8,100	8,106
U.S. Treasury 0.75% 2018	11,000	10,926
U.S. Treasury 3.50% 2018	31,655	32,501
U.S. Treasury 0.75% 2019	15,000	14,771
U.S. Treasury 0.875% 2019	16,500	16,335
U.S. Treasury 1.50% 2019	17,200	17,227
U.S. Treasury 1.50% 2019	10,100	10,142
U.S. Treasury 1.625% 2019	34,050	34,273
U.S. Treasury 1.625% 2019	12,750	12,810
U.S. Treasury 1.625% 2019	9,750	9,823
U.S. Treasury 1.625% 2019	4,000	4,025
U.S. Treasury 1.625% 2019	1,960	1,972
U.S. Treasury 1.75% 2019	16,900	17,051
U.S. Treasury 1.125% 2020	5,200	5,136
U.S. Treasury 1.25% 2020	65,650	65,201
U.S. Treasury 1.375% 2020	34,800	34,563
U.S. Treasury 1.375% 2020	15,000	14,962
U.S. Treasury 1.375% 2020	12,850	12,732
U.S. Treasury 1.50% 2020	5,950	5,933
U.S. Treasury 1.625% 2020	4,000	4,000
U.S. Treasury 1.625% 2020	1,080	1,081
U.S. Treasury 1.75% 2020	28,600	28,619
U.S. Treasury 2.125% 2020	5,900	5,999
U.S. Treasury 1.125% 2021	28,650	27,745
U.S. Treasury 1.25% 2021[5]	75,300	73,660
U.S. Treasury 1.75% 2021	34,400	34,175
U.S. Treasury 2.00% 2021	32,550	32,720
U.S. Treasury 2.125% 2021	12,700	12,851
U.S. Treasury 3.125% 2021	875	922
U.S. Treasury 2.25% 2024	9,100	9,038
U.S. Treasury 2.50% 2024	34,350	34,859
U.S. Treasury 2.125% 2025	20,240	19,838
U.S. Treasury 3.625% 2044	16,445	18,247
U.S. Treasury 2.875% 2045	13,960	13,454
U.S. Treasury 2.50% 2046	20,340	18,094
U.S. Treasury 2.50% 2046	10,475	9,323
U.S. Treasury 2.875% 2046	7,000	6,757
		705,601
U.S. Treasury inflation-protected securities 3.05%
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	9,935	10,125
U.S. Treasury Inflation-Protected Security 0.125% 2021[4]	42,569	43,198
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	3,516	3,567
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	11,150	11,382
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	106,683	106,141
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	57,949	59,655
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	41,149	40,915
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	9,084	9,137
American Funds Global Balanced Fund — Page 7 of 17

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	$2,625	$3,044
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	21,738	22,180
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	11,290	11,272
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	8,078	8,949
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	7,543	7,697
		337,262
Total U.S. Treasury bonds & notes		1,042,863
Corporate bonds & notes 7.99% Energy 1.48%
Chevron Corp. 1.961% 2020	5,175	5,180
ConocoPhillips 5.95% 2046	580	714
Ecopetrol SA 5.875% 2045	1,160	1,031
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,059
Enbridge Energy Partners, LP 7.375% 2045	5,035	6,238
Enbridge Inc. 4.25% 2026	535	552
Energy Transfer Partners, LP 4.20% 2027	610	606
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	2,423
Halliburton Co. 3.80% 2025	4,210	4,290
Kinder Morgan Energy Partners, LP 3.50% 2021	850	867
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,321
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	1,942
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	4,318
Kinder Morgan, Inc. 4.30% 2025	25,505	26,262
Kinder Morgan, Inc. 5.55% 2045	6,894	7,303
Pemex Project Funding Master Trust 5.75% 2018	700	727
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	24
Petróleos Mexicanos 3.50% 2018	2,130	2,156
Petróleos Mexicanos 4.875% 2022	3,500	3,522
Petróleos Mexicanos 6.875% 2026	6,715	7,127
Petróleos Mexicanos 6.50% 2041	675	631
Petróleos Mexicanos 5.50% 2044	2,000	1,648
Petróleos Mexicanos 5.625% 2046	8,030	6,716
Petróleos Mexicanos 6.75% 2047	3,993	3,778
Phillips 66 Partners LP 4.68% 2045	220	207
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	89	87
Schlumberger BV 4.00% 2025[3]	3,080	3,223
Statoil ASA 3.125% 2017	1,460	1,475
Statoil ASA 1.95% 2018	505	507
Statoil ASA 3.25% 2024	4,100	4,148
Statoil ASA 3.70% 2024	1,475	1,545
StatoilHydro ASA 2.45% 2023	1,860	1,822
Total Capital International 2.875% 2022	2,350	2,387
TransCanada Corp. 5.875% 2076	18,000	19,080
TransCanada PipeLines Ltd. 6.50% 2018	125	134
TransCanada PipeLines Ltd. 7.125% 2019	125	137
Transocean Inc. 5.55% 2022	5,100	4,666
Transportadora de Gas Peru SA 4.25% 2028[3,6]	1,700	1,704
Tullow Oil PLC 6.00% 2020	4,240	4,039
Tullow Oil PLC 6.25% 2022	5,000	4,613
Williams Partners LP 5.25% 2020	150	163
Williams Partners LP 4.50% 2023	1,500	1,580
American Funds Global Balanced Fund — Page 8 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.30% 2024	$2,600	$2,682
Williams Partners LP 4.00% 2025	18,185	18,333
		163,967
Financials 1.33%
ACE INA Holdings Inc. 2.875% 2022	645	651
ACE INA Holdings Inc. 3.35% 2026	645	650
ACE INA Holdings Inc. 4.35% 2045	1,120	1,172
Allianz SE, 4.75% 2049	€2,800	3,332
Aviva PLC, subordinated 6.875% 2058	£2,250	3,347
AXA SA, junior subordinated 5.453% 2049	5,625	7,416
Banco de Crédito del Perú 5.375% 2020[3]	$125	136
Banco Nacional de Comercio Exterior SNC 3.80% 2026[3]	1,550	1,474
Bank of America Corp. 3.875% 2025	7,030	7,118
Barclays Bank PLC 6.00% 2021	€1,400	1,757
Barclays Bank PLC 10.00% 2021	£3,700	5,942
Barclays Bank PLC 6.625% 2022	€725	960
Barclays Bank PLC 3.65% 2025	$2,150	2,078
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,815
BNP Paribas 5.00% 2021	2,050	2,235
CaixaBank, SA 5.00% 2023	€2,800	3,195
Citigroup Inc. 2.50% 2018	$890	898
Citigroup Inc. 3.20% 2026	6,329	6,012
Crédit Agricole SA 4.375% 2025[3]	2,150	2,130
Credit Suisse Group AG 3.00% 2021	3,450	3,471
Goldman Sachs Group, Inc. 2.55% 2019	670	675
Goldman Sachs Group, Inc. 2.875% 2021	4,000	4,014
Goldman Sachs Group, Inc. 5.25% 2021	900	987
Goldman Sachs Group, Inc. 3.625% 2023	3,150	3,217
Goldman Sachs Group, Inc. 3.50% 2025	10,205	10,109
Goldman Sachs Group, Inc. 3.75% 2026	1,000	1,001
Goldman Sachs Group, Inc. 4.75% 2045	2,835	2,950
HSBC Holdings PLC 4.125% 2020[3]	560	590
HSBC Holdings PLC 2.95% 2021	570	570
HSBC Holdings PLC 4.00% 2022	1,400	1,453
HSBC Holdings PLC 6.375% 2022	£50	65
HSBC Holdings PLC 3.375% 2024	€3,450	3,905
HSBC Holdings PLC 3.90% 2026	$5,865	5,870
HSBC Holdings PLC 4.30% 2026	4,670	4,820
Intesa Sanpaolo SpA 5.017% 2024[3]	2,045	1,886
JPMorgan Chase & Co. 2.55% 2021	11,921	11,894
JPMorgan Chase & Co. 3.25% 2022	1,850	1,874
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,251
Lloyds Banking Group PLC 4.582% 2025	$9,900	9,963
Morgan Stanley 3.125% 2026	3,175	3,020
Morgan Stanley 3.875% 2026	2,705	2,727
NN Group NV, 4.625% 2044	€2,000	2,277
NN Group NV, 4.50% 2049	2,050	2,204
Nordea Bank AB 3.125% 2017[3]	$2,000	2,006
PNC Financial Services Group, Inc. 2.854% 2022	2,000	1,998
Rabobank Nederland 3.875% 2023	€2,400	2,955
Rabobank Nederland 4.625% 2023	$1,750	1,851
		146,921
American Funds Global Balanced Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 1.32%	Principal amount (000)	Value (000)
Altice Finco SA, First Lien, 7.75% 2022[3]	$3,375	$3,590
AT&T Inc. 2.45% 2020	1,930	1,917
AT&T Inc. 2.80% 2021	6,620	6,598
AT&T Inc. 4.250% 2027	2,130	2,128
CenturyLink, Inc. 7.50% 2024	7,371	7,823
CenturyLink, Inc., Series T, 5.80% 2022	9,814	10,130
Deutsche Telekom International Finance BV 2.25% 2017[3]	1,250	1,251
France Télécom 5.625% 2018	€500	580
France Télécom 9.00% 2031	$3,300	5,004
France Télécom 5.375% 2050	£2,000	3,522
Frontier Communications Corp. 7.625% 2024	$8,250	7,322
Frontier Communications Corp. 11.00% 2025	13,620	13,824
MetroPCS Wireless, Inc. 6.25% 2021	2,490	2,586
Numericable Group SA 6.00% 2022[3]	24,960	25,771
Sprint Nextel Corp. 9.125% 2017	7,505	7,553
Sprint Nextel Corp. 11.50% 2021	4,075	5,084
T-Mobile US, Inc. 6.00% 2024	4,250	4,548
T-Mobile US, Inc. 6.375% 2025	5,725	6,205
T-Mobile US, Inc. 6.50% 2026	15,950	17,589
Verizon Communications Inc. 4.272% 2036	13,587	12,689
		145,714
Health care 1.22%
AbbVie Inc. 2.50% 2020	7,400	7,438
AbbVie Inc. 3.60% 2025	4,135	4,087
AbbVie Inc. 4.50% 2035	535	528
Aetna Inc. 2.80% 2023	960	954
Aetna Inc. 3.20% 2026	5,915	5,924
Aetna Inc. 4.25% 2036	2,025	2,037
Aetna Inc. 4.375% 2046	3,235	3,254
Allergan PLC 3.00% 2020	1,870	1,900
Allergan PLC 3.80% 2025	13,185	13,182
Allergan PLC 4.55% 2035	5,540	5,479
Allergan PLC 4.75% 2045	4,205	4,163
Amgen Inc. 1.85% 2021	770	743
Amgen Inc. 2.25% 2023	9,850	9,353
Baxalta Inc. 4.00% 2025	3,185	3,201
Becton, Dickinson and Co. 2.675% 2019	4,356	4,427
Becton, Dickinson and Co. 3.734% 2024	1,178	1,209
Celgene Corp. 3.875% 2025	3,150	3,192
EMD Finance LLC 3.25% 2025[3]	16,847	16,506
Gilead Sciences, Inc. 3.65% 2026	1,135	1,155
Medtronic, Inc. 3.50% 2025	8,000	8,186
Novartis Securities Investment Ltd. 5.125% 2019	475	508
Roche Holdings, Inc. 3.35% 2024[3]	17,275	17,728
Shire PLC 2.40% 2021	6,350	6,176
Shire PLC 2.875% 2023	985	942
Shire PLC 3.20% 2026	905	851
VPI Escrow Corp. 6.375% 2020[3]	6,935	6,129
VRX Escrow Corp. 6.125% 2025[3]	7,454	5,609
		134,861
American Funds Global Balanced Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.74%	Principal amount (000)	Value (000)
ArcelorMittal 10.85% 2019	$9,362	$11,035
CEMEX Finance LLC 6.00% 2024	1,960	2,019
CEMEX SAB de CV 5.70% 2025	7,019	7,117
CEMEX SAB de CV 7.75% 2026	4,810	5,371
First Quantum Minerals Ltd. 6.75% 2020[3]	28,566	29,441
First Quantum Minerals Ltd. 7.25% 2022[3]	1,000	1,028
FMG Resources 9.75% 2022[3]	11,025	12,844
Vale Overseas Ltd. 6.875% 2036	2,040	2,130
Vale Overseas Ltd. 6.875% 2039	10,075	10,415
Vale SA 5.625% 2042	125	115
		81,515
Consumer discretionary 0.62%
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	10,050	10,675
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	3,900	3,910
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	7,275	7,053
Ford Motor Credit Co. 3.20% 2021	8,400	8,451
Hyundai Capital Services Inc. 2.625% 2020[3]	1,000	993
Li & Fung Ltd. 6.00% (undated)	10,000	10,212
McDonald’s Corp. 3.70% 2026	1,355	1,377
McDonald’s Corp. 4.875% 2045	910	971
Newell Rubbermaid Inc. 3.85% 2023	3,065	3,163
Newell Rubbermaid Inc. 4.20% 2026	7,630	7,912
Newell Rubbermaid Inc. 5.50% 2046	1,005	1,139
Thomson Reuters Corp. 1.30% 2017	2,450	2,450
Thomson Reuters Corp. 4.30% 2023	1,950	2,059
Time Warner Inc. 4.75% 2021	1,300	1,393
Univision Communications Inc. 6.75% 2022[3]	6,435	6,773
		68,531
Real estate 0.46%
American Campus Communities, Inc. 3.35% 2020	145	148
American Campus Communities, Inc. 3.75% 2023	2,640	2,678
American Campus Communities, Inc. 4.125% 2024	18,200	18,675
Corporate Office Properties LP 3.60% 2023	240	234
Essex Portfolio L.P. 3.50% 2025	2,760	2,734
Essex Portfolio L.P. 3.375% 2026	1,545	1,501
Goodman Funding Pty Ltd. 6.00% 2022[3]	12,175	13,732
Kimco Realty Corp. 3.40% 2022	355	361
Kimco Realty Corp. 2.70% 2024	1,585	1,518
Prologis, Inc. 3.375% 2024	€950	1,172
Prologis, Inc. 3.75% 2025	$915	938
WEA Finance LLC 2.70% 2019[3]	1,070	1,083
WEA Finance LLC 3.25% 2020[3]	2,405	2,452
WEA Finance LLC 3.75% 2024[3]	3,570	3,621
		50,847
Utilities 0.44%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	4,800	4,842
American Electric Power Co., Inc. 2.75% 2026	2,350	2,224
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,278
CMS Energy Corp. 3.60% 2025	4,850	4,885
Duke Energy Corp. 3.75% 2024	3,950	4,084
Duke Energy Corp. 2.65% 2026	4,700	4,398
American Funds Global Balanced Fund — Page 11 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Florida, LLC 3.20% 2027	$1,570	$1,575
E.ON International Finance BV 5.80% 2018[3]	1,325	1,388
Electricité de France SA 6.00% 2114	£500	840
Enersis Américas SA 4.00% 2026	$1,690	1,649
Exelon Corp. 3.40% 2026	4,390	4,296
MidAmerican Energy Holdings Co. 2.00% 2018	2,550	2,562
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,380	2,427
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,804
Pacific Gas and Electric Co. 2.95% 2026	1,035	1,014
Pacific Gas and Electric Co. 4.25% 2046	3,075	3,147
PacifiCorp. 3.35% 2025	725	735
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,509
		48,657
Consumer staples 0.18%
Altria Group, Inc. 2.625% 2020	1,700	1,725
Altria Group, Inc. 4.75% 2021	3,300	3,590
Anheuser-Busch InBev NV 3.30% 2023	1,315	1,338
Anheuser-Busch InBev NV 4.90% 2046	1,375	1,478
Philip Morris International Inc. 4.25% 2044	2,700	2,643
Reynolds American Inc. 4.00% 2022	1,325	1,386
Reynolds American Inc. 4.45% 2025	6,730	7,046
Reynolds American Inc. 5.70% 2035	95	109
Reynolds American Inc. 5.85% 2045	825	962
		20,277
Information technology 0.11%
Microsoft Corp. 2.40% 2026	3,800	3,543
Microsoft Corp. 3.30% 2027	8,920	8,940
		12,483
Industrials 0.09%
Autoridad del Canal de Panama 4.95% 2035[3,6]	1,300	1,388
ENA Norte Trust 4.95% 2028[3,6]	950	991
GE Capital European Funding 5.375% 2020	€1,500	1,876
Lima Metro Line Finance Ltd. 5.875% 2034[3,6]	$2,938	3,133
Lockheed Martin Corp. 3.10% 2023	335	339
Lockheed Martin Corp. 3.55% 2026	555	563
Red de Carreteras de Occidente 9.00% 2028[6]	MXN18,470	822
Volvo Treasury AB 5.00% 2017	€300	329
		9,441
Total corporate bonds & notes		883,214
Mortgage-backed obligations 1.09%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	$1,960	2,008
Fannie Mae 6.00% 2037[6]	185	209
Fannie Mae 4.00% 2041[6]	196	207
Fannie Mae 4.00% 2041[6]	157	165
Fannie Mae 4.00% 2041[6]	129	136
Fannie Mae 4.00% 2041[6]	39	42
Fannie Mae 4.00% 2047[6,7]	16,750	17,539
Government National Mortgage Assn. 4.00% 2045[6]	4,689	4,968
Government National Mortgage Assn. 4.50% 2045[6]	11,314	12,152
American Funds Global Balanced Fund — Page 12 of 17

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Korea Housing Finance Corp. 2.50% 2020[3,6]	$3,600	$3,590
Korea Housing Finance Corp. 2.00% 2021[3,6]	5,900	5,688
Nykredit Realkredit AS, Series 01E, 2.00% 2037[6]	DKr308,146	45,024
Nykredit Realkredit AS, Series 01E, 2.50% 2047[6]	36,810	5,336
Realkredit Danmark AS, Series 22S, 2.00% 2037[6]	158,667	23,120
		120,184
Asset-backed obligations 0.09%
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 1.117% 2020[6,8]	$5,020	5,028
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,6]	4,966	4,961
		9,989
Total bonds, notes & other debt instruments (cost: $3,766,028,000)		3,663,909
Short-term securities 7.68%
BMW U.S. Capital LLC 0.83% due 3/17/2017[3]	20,000	19,982
Canadian Imperial Bank of Commerce 0.80% due 2/22/2017[3]	50,000	49,980
ExxonMobil Corp. 0.73% due 2/21/2017	28,400	28,390
Federal Home Loan Bank 0.50%–0.53% due 2/6/2017–3/10/2017	241,825	241,746
Freddie Mac 0.47% due 2/2/2017	28,600	28,600
Gotham Funding Corp. 0.81%–1.15% due 3/2/2017–4/3/2017[3]	100,700	100,588
Liberty Street Funding Corp. 1.05% due 3/15/2017[3]	30,000	29,970
L’Oréal USA, Inc. 0.80% due 3/23/2017[3]	22,000	21,979
Microsoft Corp. 0.77% due 2/14/2017[3]	50,000	49,988
Mizuho Bank, Ltd. 0.79% due 3/10/2017[3]	55,300	55,258
Sumitomo Mitsui Banking Corp. 0.79% due 3/9/2017[3]	98,000	97,925
Toronto-Dominion Holdings USA Inc. 1.03%–1.16% due 3/21/2017–4/6/2017[3]	84,800	84,693
U.S. Treasury Bills 0.44% due 2/16/2017	40,000	39,992
Total short-term securities (cost: $849,003,000)		849,091
Total investment securities 100.69% (cost: $10,592,793,000)		11,136,574
Other assets less liabilities (0.69)%		(75,838)
Net assets 100.00%		$11,060,736
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $528,891,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 1/31/2017 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	2/13/2017	HSBC Bank	€12,255	$13,015	$220
Euros	3/6/2017	UBS AG	€1,725	$1,811	54
Euros	3/24/2017	Citibank	€38,533	$41,334	360
Japanese yen	2/6/2017	Citibank	¥646,343	$5,716	9
Japanese yen	2/10/2017	UBS AG	¥1,605,019	$13,800	418
American Funds Global Balanced Fund — Page 13 of 17

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 1/31/2017 (000)
			Receive (000)	Deliver (000)
Japanese yen	2/13/2017	Bank of America, N.A.	¥1,606,510	$13,801	$432
Japanese yen	2/13/2017	Citibank	¥1,571,480	$13,766	157
Japanese yen	2/13/2017	UBS AG	¥630,000	$5,446	135
Japanese yen	2/17/2017	UBS AG	¥3,140,071	$27,500	322
Japanese yen	2/23/2017	JPMorgan Chase	¥5,230,962	$46,153	202
Japanese yen	2/23/2017	Barclays Bank PLC	¥839,623	$7,257	183
Japanese yen	2/24/2017	HSBC Bank	¥1,462,951	$12,443	521
Japanese yen	3/21/2017	Citibank	¥1,032,361	$9,101	59
Japanese yen	3/21/2017	JPMorgan Chase	¥679,286	$5,998	29
Norwegian kroner	2/23/2017	Bank of America, N.A.	NKr105,053	$12,296	443
Norwegian kroner	2/24/2017	Barclays Bank PLC	NKr79,816	$9,465	214
Swedish kronor	2/9/2017	Bank of America, N.A.	SKr52,507	$5,748	257
Swedish kronor	2/17/2017	UBS AG	SKr51,601	$5,644	259
Swedish kronor	2/24/2017	Barclays Bank PLC	SKr51,991	$5,842	107
					$4,381
Sales:
Australian dollars	2/13/2017	Bank of America, N.A.	$13,635	A$18,475	$(373)
Australian dollars	2/13/2017	Bank of America, N.A.	$14,713	A$20,000	(450)
Australian dollars	2/23/2017	HSBC Bank	$13,625	A$18,525	(417)
Australian dollars	3/8/2017	UBS AG	¥1,509,704	A$17,700	(27)
Australian dollars	3/8/2017	UBS AG	$13,372	A$17,700	(40)
British pounds	2/9/2017	JPMorgan Chase	$60,873	£49,000	(778)
British pounds	2/10/2017	HSBC Bank	€11,529	£9,900	(7)
British pounds	2/10/2017	JPMorgan Chase	€6,434	£5,600	(98)
Canadian dollars	3/3/2017	Bank of America, N.A.	€12,823	C$18,200	(133)
Canadian dollars	3/3/2017	Bank of America, N.A.	$13,536	C$18,050	(340)
Colombian pesos	2/7/2017	JPMorgan Chase	$6,978	COP20,738,400	(103)
Euros	2/6/2017	JPMorgan Chase	$26,000	€24,800	(777)
Euros	2/10/2017	Citibank	SKr108,672	€11,400	118
Euros	2/13/2017	HSBC Bank	NKr58,960	€6,500	129
Euros	3/9/2017	Citibank	SKr97,897	€10,300	76
Malaysian ringgits	2/13/2017	JPMorgan Chase	$11,027	MYR49,350	(107)
Polish zloty	2/16/2017	Bank of America, N.A.	$13,687	PLN57,095	(566)
Polish zloty	2/17/2017	JPMorgan Chase	$20,559	PLN85,181	(705)
South African rand	2/13/2017	JPMorgan Chase	$3,959	ZAR54,650	(88)
					$(4,686)
Forward currency contracts — net					$(305)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $131,989,000, which represented 1.19% of the net assets of the fund. This amount includes $39,075,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $753,276,000, which represented 6.81% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,018,000, which represented .04% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	Coupon rate may change periodically.
American Funds Global Balanced Fund — Page 14 of 17

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Global Balanced Fund — Page 15 of 17

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2017 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Energy	$849,080	$—	$—	$849,080
Consumer staples	830,297	—	—	830,297
Financials	734,418	70,650	—	805,068
Information technology	618,508	39,075	—	657,583
Health care	636,968	—	—	636,968
Telecommunication services	545,082	—	—	545,082
Utilities	489,512	22,264	—	511,776
Industrials	453,666	—	—	453,666
Consumer discretionary	406,485	—	—	406,485
Materials	252,518	—	—	252,518
Real estate	143,024	—	—	143,024
Miscellaneous	494,176	—	—	494,176
Preferred securities	12,392	—	—	12,392
Convertible stocks	25,459	—	—	25,459
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,607,659	—	1,607,659
U.S. Treasury bonds & notes	—	1,042,863	—	1,042,863
Corporate bonds & notes	—	883,214	—	883,214
Mortgage-backed obligations	—	120,184	—	120,184
Asset-backed obligations	—	9,989	—	9,989
Short-term securities	—	849,091	—	849,091
Total	$6,491,585	$4,644,989	$—	$11,136,574

American Funds Global Balanced Fund — Page 16 of 17

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,704	$—	$4,704
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(5,009)	—	(5,009)
Total	$—	$(305)	$—	$(305)
*	Securities with a value of $39,075,000, which represented .35% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,049,616
Gross unrealized depreciation on investment securities	(512,502)
Net unrealized appreciation on investment securities	537,114
Cost of investment securities	10,599,460

Key to abbreviations and symbols
A$ = Australian dollars	¥ = Japanese yen
ADR = American Depositary Receipts	MXN = Mexican pesos
£ = British pounds	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NKr = Norwegian kroner
COP = Colombian pesos	PHP = Philippine pesos
DKr = Danish kroner	PLN = Polish zloty
€ = Euros	RUB = Russian rubles
HKD = Hong Kong dollars	SKr = Swedish kronor
HUF = Hungarian forints	TBA = To-be-announced
ILS = Israeli shekels	THB = Thai baht
INR = Indian rupees	ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-037-0317O-S54050	American Funds Global Balanced Fund — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By _/s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: March 31, 2017

By _/s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 31, 2017